Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated June 14, 2024 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Oak Hill Advisors, L.P. will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated June 14, 2024 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Oak Hill Advisors, L.P. will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
Waterfall Asset Management, LLC	Relative Value Strategies